UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-5611

Name of Fund: MuniVest Fund, Inc

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniVest Fund, Inc, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 09/01/05 - 11/30/05

Item 1 - Schedule of Investments

MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2005                   (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 2.8%              $ 2,550  Camden, Alabama, IDB, Exempt Facilities Revenue Bonds (Weyerhaeuser Company),
                                     Series A, 6.125% due 12/01/2024                                                      $   2,812
                              3,500  Huntsville, Alabama, Health Care Authority Revenue Bonds, Series A, 5.75%
                                     due 6/01/2031                                                                            3,666
                              5,000  Huntsville, Alabama, Health Care Authority Revenue Bonds, Series B, 5.75%
                                     due 6/01/2032                                                                            5,264
                              5,000  Selma, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds
                                     (International Paper Company Project), Series B, 5.50% due 5/01/2020                     5,233
-----------------------------------------------------------------------------------------------------------------------------------
Alaska - 1.3%                 7,405  Anchorage, Alaska, Lease Revenue Bonds (Correctional Facility), 6% due 2/01/2010
                                     (a)(i)                                                                                   8,115
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 1.6%                4,375  Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                     Project 1), Series A, 6.75% due 7/01/2029                                                4,393
                              2,100  Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                     Project), Series E, 7.25% due 7/01/2031                                                  2,269
                                500  Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                     Project), Series I, 6.10% due 7/01/2024                                                    515
                              1,000  Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                     Project), Series I, 6.30% due 7/01/2031                                                  1,033
                              1,610  Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                                     Schools Project II), Series A, 6.75% due 7/01/2021                                       1,706
-----------------------------------------------------------------------------------------------------------------------------------
California - 20.2%            5,000  California State Public Works Board, Lease Revenue Bonds (Department of
                                     Corrections), Series C, 5.50% due 6/01/2022                                              5,361
                              6,000  California State Public Works Board, Lease Revenue Bonds (Department of
                                     Corrections), Series C, 5.50% due 6/01/2023                                              6,429
                             11,075  California State Public Works Board, Lease Revenue Bonds (Department of Mental
                                     Health - Coalinga State Hospital), Series A, 5.125% due 6/01/2029                       11,339
                             13,570  California State, Various Purpose, GO, 5.50% due 4/01/2030                              14,533
                             16,250  California State, Various Purpose, GO, 5.50% due 11/01/2033                             17,465
                              5,240  California Statewide Communities Development Authority, Health Facility Revenue
                                     Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                            5,757

Portfolio Abbreviations

To simplify the listings of MuniVest Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT            Alternative Minimum Tax (subject to)
DRIVERS        Derivative Inverse Tax-Exempt Receipts
EDA            Economic Development Authority
GO             General Obligation Bonds
HDA            Housing Development Authority
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDB            Industrial Development Board
IDR            Industrial Development Revenue Bonds
M/F            Multi-Family
PCR            Pollution Control Revenue Bonds
RIB            Residual Interest Bonds
S/F            Single-Family
VRDN           Variable Rate Demand Notes

MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2005                   (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $ 1,250  Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT, Series B,
                                     5% due 12/01/2027                                                                    $   1,259
                             10,725  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                     Revenue Bonds, Series A-3, 7.875% due 6/01/2042                                         12,895
                              3,750  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                     Revenue Bonds, Series A-4, 7.80% due 6/01/2042                                           4,491
                              1,425  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                     Revenue Bonds, Series A-5, 7.875% due 6/01/2042                                          1,713
                             13,900  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                     Revenue Bonds, Series B, 5.375% due 6/01/2010 (a)                                       14,969
                              8,850  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                     Revenue Bonds, Series B, 5.50% due 6/01/2013 (a)                                         9,796
                             15,000  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                     Revenue Bonds, Series B, 5.50% due 6/01/2013 (a)(f)                                     16,603
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 0.9%                 880  Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2,
                                     6.60% due 5/01/2028                                                                        908
                                295  Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2,
                                     7.50% due 4/01/2031                                                                        311
                              3,000  Colorado Health Facilities Authority Revenue Bonds (Lutheran Medical Center),
                                     Series A, 5.25% due 6/01/2034                                                            3,051
                              1,000  Moffat County, Colorado, PCR, Refunding (PacifiCorp Projects), VRDN, 3.05%
                                     due 5/01/2013 (h)(l)                                                                     1,000
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.5%            2,810  Mohegan Tribe Indians Gaming Authority, Connecticut, Public Improvement Revenue
                                     Refunding Bonds (Priority Distribution), 6.25% due 1/01/2031                             3,006
-----------------------------------------------------------------------------------------------------------------------------------
Delaware - 0.0%                 200  University of Delaware, Revenue Refunding Bonds, VRDN, 3% due 11/01/2035 (l)               200
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 3.2%                2,150  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                     (Adventist Health System), Series D, 5% due 11/15/2035                                   2,163
                              6,000  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                     (Adventist Health System), Series D, 5.375% due 11/15/2035                               6,204
                             10,320  Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                     (Adventist Health System), 5.625% due 11/15/2032                                        10,955
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.0%                4,600  Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W,
                                     6.60% due 1/01/2018                                                                      5,398
                                250  Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W,
                                     6.60% due 1/01/2018 (e)                                                                    293
                                250  Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series Y,
                                     10% due 1/01/2010 (e)                                                                      309
                              4,390  Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
                                     (Georgia College and State University Foundation), 5.50% due 9/01/2024                   4,617
                              2,000  Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
                                     (Georgia College and State University Foundation), 5.625% due 9/01/2030                  2,096
                              4,785  Monroe County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power
                                     Corporation-Scherer), Series A, 6.80% due 1/01/2011                                      5,422
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.1%                    815  Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds,  AMT, Series E-2,
                                     6.90% due 1/01/2027                                                                        828
-----------------------------------------------------------------------------------------------------------------------------------

MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2005                   (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 17.3%            $ 5,000  Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                                     Refunding Bonds, Third Lien, AMT, Series A, 5.75% due 1/01/2019 (c)                  $   5,357
                             11,200  Chicago, Illinois, O'Hare International Airport Revenue Bonds, 3rd Lien, AMT,
                                     Series B-2, 6% due 1/01/2029 (n)                                                        12,408
                              8,540  Chicago, Illinois, O'Hare International Airport Revenue Bonds, DRIVERS, AMT,
                                     Series 368, 8.603% due 7/01/2011 (c)(m)                                                 10,419
                              7,000  Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds,
                                     DRIVERS, AMT, Series 253, 8.109% due 1/01/2020 (c)(m)                                    7,999
                                120  Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series C, 7% due 3/01/2032
                                     (d)(k)                                                                                     121
                             10,000  Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids
                                     Management LLC Project), AMT, 6% due 11/01/2023                                         10,560
                              2,140  Illinois Development Finance Authority Revenue Bonds (Community Rehabilitation
                                     Providers Facilities), Series A, 6.50% due 7/01/2022                                     2,316
                              1,365  Illinois Development Finance Authority, Revenue Refunding Bonds (Community
                                     Rehabilitation Providers Facilities), Series A, 6% due 7/01/2015                         1,404
                              1,105  Illinois HDA, Revenue Refunding Bonds (M/F Program), Series 5, 6.75%
                                     due 9/01/2023                                                                            1,111
                                300  Illinois State Finance Authority Revenue Bonds (Northwestern University), VRDN,
                                     Sub-Series A, 2.98% due 12/01/2034 (l)                                                     300
                              5,245  Kane and De Kalb Counties, Illinois, Community Unit School District Number 302,
                                     GO, DRIVERS, Series 283, 8.14% due 2/01/2018 (f)(m)                                      6,439
                              5,000  McLean and Woodford Counties, Illinois, Community Unit, School District Number
                                     005, GO, Refunding, 6.25% due 12/01/2014 (i)                                             5,665
                              4,000  McLean and Woodford Counties, Illinois, Community Unit, School District Number
                                     005, GO, Refunding, 6.375% due 12/01/2016 (i)                                            4,560
                             18,550  Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                     Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75%
                                     due 6/15/2023 (c)                                                                       20,641
                              3,500  Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 7.20%
                                     due 11/01/2020 (h)                                                                       4,378
                              4,000  Regional Transportation Authority, Illinois, Revenue Bonds, Series C, 7.75%
                                     due 6/01/2020 (f)                                                                        5,457
                              3,000  Will County, Illinois, Environmental Revenue Bonds (Mobil Oil Refining
                                     Corporation Project), AMT, 6.40% due 4/01/2026                                           3,087
                              1,475  Will County, Illinois, School District Number 122 (New Lenox Elementary), GO,
                                     Series A, 6.50% due 11/01/2010 (a)(i)                                                    1,668
                                505  Will County, Illinois, School District Number 122 (New Lenox Elementary), GO,
                                     Series A, 6.50% due 11/01/2013 (i)                                                         567
                                395  Will County, Illinois, School District Number 122 (New Lenox Elementary), GO,
                                     Series A, 6.50% due 11/01/2015 (i)                                                         444
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 6.6%                1,700  Fort Wayne, Indiana, PCR, Refunding (General Motors Corporation Project),
                                     6.20% due 10/15/2025                                                                     1,332
                              6,500  Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds
                                     (Clarian Health Partners Inc.), Series A, 6% due 2/15/2007 (a)                           6,828
                              4,290  Indiana State, HFA, S/F Mortgage Revenue Refunding Bonds, Series A, 6.80%
                                     due 1/01/2017 (j)                                                                        4,296

MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2005                   (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $ 8,195  Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 6.80%
                                     due 12/01/2016                                                                       $   9,799
                             15,335  Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding
                                     Bonds, Series D, 6.75% due 2/01/2014 (e)                                                17,842
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.6%                 3,805  Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds (Mortgage
                                     Backed Securities Program), AMT, Series A-4, 5.95% due 12/01/2033 (d)                    3,922
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 2.7%             10,575  Louisiana Local Government, Environmental Facilities, Community Development
                                     Authority Revenue Bonds (Capital Projects and Equipment Acquisition), Series A,
                                     6.30% due 7/01/2030 (h)                                                                 11,619
                              4,960  Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                     Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036             5,055
-----------------------------------------------------------------------------------------------------------------------------------
Maine - 0.3%                    775  Portland, Maine, Housing Development Corporation, Senior Living Revenue Bonds
                                     (Avesta Housing Development Corporation Project), Series A, 5.70% due 8/01/2021            798
                              1,190  Portland, Maine, Housing Development Corporation, Senior Living Revenue Bonds
                                     (Avesta Housing Development Corporation Project), Series A, 6% due 2/01/2034             1,229
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 0.2%               1,425  Maryland State Health and Higher Educational Facilities Authority, Revenue Bonds
                                     (Union Hospital of Cecil County), 5% due 7/01/2035                                       1,437
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 9.3%          2,035  Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, 9.25%
                                     due 1/01/2011 (e)                                                                        2,510
                              3,010  Massachusetts Bay Transportation Authority Revenue Refunding Bonds (General
                                     Transportation System), Series A, 7% due 3/01/2019                                       3,740
                             10,000  Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                     DRIVERS, Series 1052, 6.656% due 8/15/2013 (i)(m)                                       10,746
                             30,000  Massachusetts State Water Resource Authority Revenue Bonds, Series A, 6.50%
                                     due 7/15/2019                                                                           35,823
                              1,000  Massachusetts State Water Resource Authority, Revenue Refunding Bonds, Series A,
                                     6% due 8/01/2010 (a)(f)                                                                  1,108
                              2,480  Massachusetts State Water Resource Authority, Revenue Refunding Bonds, Series A,
                                     6% due 8/01/2010 (a)(f)                                                                  2,748
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 3.4%               7,695  Delta County, Michigan, Economic Development Corporation, Environmental
                                     Improvement Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A, 6.25%
                                     due 4/15/2012 (a)                                                                        8,794
                              3,715  Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                                     (Mount Clemens General Hospital), Series B, 5.75% due 11/15/2025                         3,736
                              5,250  Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                                     (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034                        5,310
                              1,900  Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                     (Crittenton Hospital), Series A, 5.625% due 3/01/2027                                    1,995
                              1,000  Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Sinai
                                     Hospital), 6.70% due 1/01/2026                                                           1,009
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.5%              7,235  Minneapolis, Minnesota, Health Care System Revenue Bonds (Allina Health System),
                                     Series A, 5.75% due 11/15/2032                                                           7,677
                              1,405  Saint Cloud, Minnesota, Health Care Revenue Refunding Bonds (Saint Cloud Hospital
                                     Obligation Group), Series A, 6.25% due 5/01/2017 (i)                                     1,560
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 5.1%            3,710  Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding
                                     (Weyerhaeuser Company Project), Series A, 6.80% due 4/01/2022                            4,462

MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2005                   (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $ 4,500  Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding
                                     (Weyerhaeuser Company Project), Series B, 6.70% due 4/01/2022                        $   5,362
                             20,705  Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
                                     Energy Resources Inc. Project), 5.875% due 4/01/2022                                    21,069
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.5%               2,600  Missouri State Development Finance Board, Infrastructure Facilities, Revenue
                                     Refunding Bonds (Branson), Series A, 5.50% due 12/01/2032                                2,679
                                265  Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds
                                     (Homeowner Loan), AMT, Series A, 7.50% due 3/01/2031 (d)                                   273
-----------------------------------------------------------------------------------------------------------------------------------
Montana - 1.0%                6,000  Forsyth, Montana, PCR, Refunding (Portland General Electric Company), Series A,
                                     5.20% due 5/01/2033                                                                      6,203
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.1%                 655  Nebraska Investment Finance Authority, S/F Housing Revenue Bonds, AMT, Series C,
                                     6.30% due 9/01/2028 (d)(k)                                                                 658
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 2.0%                 6,700  Clark County, Nevada, IDR (Power Company Project), AMT, Series A, 6.70%
                                     due 6/01/2022 (f)                                                                        6,938
                              3,475  Nevada Housing Division, Multi-Unit Housing Revenue Bonds (Arville Electric
                                     Project), AMT, 6.60% due 10/01/2023 (b)                                                  3,558
                              1,235  Nevada Housing Division Revenue Bonds (Multi-Unit Housing), AMT, Issue B, 7.45%
                                     due 10/01/2017 (b)                                                                       1,249
                                185  Nevada Housing Division Revenue Bonds (S/F Program), AMT, Senior Series E, 7%
                                     due 10/01/2019 (j)                                                                         186
                                 35  Nevada Housing Division Revenue Bonds (S/F Program), AMT, Series A, 6.55%
                                     due 10/01/2012 (j)                                                                          35
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.5%          2,675  New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds
                                     (Elliot Hospital), Series B, 5.60% due 10/01/2022                                        2,813
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 6.7%             9,080  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                         9,423
                              2,885  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                         3,024
                              2,855  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                         2,929
                              6,695  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                         6,984
                              2,655  New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125%
                                     due 3/01/2028                                                                            2,755
                              5,850  New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125%
                                     due 3/01/2030                                                                            6,061
                              8,480  Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                     Bonds, 7% due 6/01/2041                                                                  9,627
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.6%             3,300  Farmington, New Mexico, PCR, Refunding (Public Service Company-San Juan Project),
                                     Series A, 5.80% due 4/01/2022                                                            3,364
-----------------------------------------------------------------------------------------------------------------------------------
New York - 16.2%              6,000  Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                     Series A, 5.125% due 11/15/2031                                                          6,215
                              7,600  Metropolitan Transportation Authority, New York, Transportation Revenue Refunding
                                     Bonds, Series F, 5% due 11/15/2030                                                       7,779
                              2,500  Metropolitan Transportation Authority, New York, Transportation Revenue Refunding
                                     Bonds, Series F, 5% due 11/15/2035                                                       2,553
                              7,875  New York City, New York, City Transitional Finance Authority Revenue Bonds, RIB,
                                     Series 283, 5% due 5/15/2010 (a)(m)                                                      9,811
                                965  New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2014 (f)               1,082
                              4,000  New York City, New York, GO, Refunding, Series G, 5% due 12/01/2033                      4,073
                              7,150  New York City, New York, GO, Series F, 5.25% due 1/15/2033                               7,456

MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2005                   (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $   360  New York City, New York, GO, Series I, 6.25% due 4/15/2007 (a)(n)                    $     378
                                 20  New York City, New York, GO, Series I, 6.25% due 4/15/2017 (n)                              21
                              7,875  New York City, New York, GO, Series M, 5% due 4/01/2035                                  8,022
                              9,000  New York City, New York, GO, Series O, 5% due 6/01/2030                                  9,191
                             12,500  New York City, New York, GO, Series O, 5% due 6/01/2033                                 12,742
                              3,300  New York Convention Center Development Corporation, New York, Revenue Bonds
                                     (Hotel Unit Fee Secured), 5% due 11/15/2035 (h)                                          3,420
                              1,000  New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                                     Series A, 6.50% due 7/01/2025                                                            1,059
                             11,875  New York State Dormitory Authority, Revenue Refunding Bonds, RIB, Series 305,
                                     8.65% due 5/15/2015 (c)(m)                                                              14,439
                              9,780  New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
                                     (Education), Series F, 5% due 3/15/2035                                                 10,035
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.6%         3,760  Gaston County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75%
                                     due 8/01/2035                                                                            3,898
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 0.2%                   1,000  Montgomery County, Ohio, Revenue Refunding Bonds (Miami Valley Hospital), VRDN,
                                     Series A, 3% due 11/15/2022 (l)                                                          1,000
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.8%               5,000  Oklahoma State Industries Authority, Revenue Refunding Bonds (Integris Baptist),
                                     VRDN, Series B, 3% due 8/15/2029 (c)(l)                                                  5,000
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 0.7%                 3,305  Portland, Oregon, Sewer System Revenue Bonds, RIB, Series 386, 8.15%
                                     due 8/01/2020 (f)(m)                                                                     3,937
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 4.1%           2,440  Pennsylvania State Higher Education Assistance Agency Revenue Bonds, Capital
                                     Acquisition, 6.125% due 12/15/2010 (a)(c)                                                2,727
                              6,250  Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                                     (University of Pennsylvania Medical Center Health System), Series A, 6%
                                     due 1/15/2031                                                                            6,766
                              1,000  Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                     Revenue Bonds (Arbor House Inc. Project), Series E, 6.10% due 7/01/2033                  1,040
                              1,355  Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                     Revenue Bonds (Rieder House Project), Series A, 6.10% due 7/01/2033                      1,409
                              9,280  Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                     Healthcare System), Series B, 7.125% due 12/01/2031                                     10,958
                              1,750  Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                     (Guthrie Healthcare System), Series A, 6.25% due 12/01/2018                              1,932
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 2.0%         3,500  Lexington County, South Carolina, Health Services District Inc., Hospital
                                     Revenue Refunding and Improvement Bonds, 5.50% due 11/01/2032                            3,636
                              2,450  Medical University Hospital Authority, South Carolina, Hospital Facilities,
                                     Revenue Refunding Bonds, 6.50% due 8/15/2012 (a)                                         2,848
                              5,000  Richland County, South Carolina, Environmental Improvement Revenue Refunding
                                     Bonds (International Paper), AMT, 6.10% due 4/01/2023                                    5,346
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.6%              2,000  McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling
                                     Facility-Calhoun Newsprint), AMT, 7.40% due 12/01/2022                                   2,022

MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2005                   (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $ 6,500  Shelby County, Tennessee, Health, Educational and Housing Facility Board,
                                     Hospital Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (a)     $   7,563
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 21.9%                 6,000  Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                     First Tier, Series A, 6.70% due 1/01/2028                                                6,407
                              1,290  Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                     First Tier, Series A, 6.70% due 1/01/2032                                                1,361
                              2,200  Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                     Bonds (Scott & White Memorial Hospital), VRDN, Series 2001-2, 3% due 8/15/2031
                                     (c)(l)                                                                                   2,200
                                100  Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                     Bonds (Scott & White Memorial Hospital), VRDN, Series B-1, 3% due 8/15/2029
                                     (c)(l)                                                                                     100
                              3,000  Brazos River Authority, Texas, PCR, Refunding (Texas Utilities Electric Company
                                     Project), AMT, Series B, 5.40% due 5/01/2029                                             3,025
                              3,055  Brazos River Authority, Texas, PCR, Refunding (Texas Utility Company), AMT,
                                     Series A, 7.70% due 4/01/2033                                                            3,575
                             11,870  Brazos River Authority, Texas, PCR, Refunding (Utilities Electric Company), AMT,
                                     Series B, 5.05% due 6/01/2030                                                           11,953
                             11,460  Brazos River, Texas, Harbor Navigation District, Brazoria County, Environmental
                                     Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625%
                                     due 5/15/2033                                                                           12,711
                              3,000  Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                     Bonds (Good Shepherd Medical Center Project), 6.875% due 10/01/2020 (g)                  3,369
                             10,250  Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility
                                     Revenue Bonds (E. I. du Pont de Nemours and Company Project), AMT, 6.40%
                                     due 4/01/2026                                                                           10,531
                              8,000  Gulf Coast, Texas, Waste Disposal Authority, Revenue Refunding Bonds
                                     (International Paper Company), AMT, Series A, 6.10% due 8/01/2024                        8,484
                              5,500  Harris County, Houston, Texas, Sports Authority, Revenue Refunding Bonds, Senior
                                     Lien, Series G, 5.75% due 11/15/2020 (c)                                                 5,993
                             10,485  Harris County, Texas, Health Facilities Development Corporation, Revenue
                                     Refunding Bonds, DRIVERS, Series 1018, 8.134% due 7/01/2010 (m)                         13,978
                              1,100  Harris County, Texas, Health Facilities Development Corporation, Revenue
                                     Refunding Bonds (Methodist Hospital), VRDN, Series B, 3% due 12/01/2032 (l)              1,100
                              1,795  Houston, Texas, Industrial Development Corporation Revenue Bonds (Air Cargo),
                                     AMT, 6.375% due 1/01/2023                                                                1,882
                              2,095  Kerrville, Texas, Health Facilities Development Corporation, Hospital Revenue
                                     Bonds (Sid Peterson Memorial Hospital Project), 5.125% due 8/15/2026                     2,070
                              3,600  Kerrville, Texas, Health Facilities Development Corporation, Hospital Revenue
                                     Bonds (Sid Peterson Memorial Hospital Project), 5.45% due 8/15/2035                      3,596
                              2,030  Mansfield, Texas, Independent School District, GO, Refunding, 6.625%
                                     due 2/15/2015                                                                            2,268
                              9,355  Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                     (Centerpoint Energy Project), 5.60% due 3/01/2027                                        9,746
                              5,225  Midway, Texas, Independent School District, GO, Refunding, 6.125% due 8/15/2014          5,768

MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2005                   (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $ 2,700  Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project), Series A,
                                     6.45% due 11/01/2030                                                                 $   2,848
                              5,000  Red River Authority, Texas, PCR, Refunding (Celanese Project), AMT, Series B,
                                     6.70% due 11/01/2030                                                                     5,303
                              7,280  Sabine River Authority, Texas, PCR, Refunding (TXU Electric Company Project/TXU
                                     Energy Company LLC), Series C, 5.20% due 5/01/2028                                       7,280
                              6,250  San Antonio, Texas, Electric and Gas Revenue Bonds, RIB, Series 469x, 8.20%
                                     due 2/01/2014 (m)                                                                        7,323
-----------------------------------------------------------------------------------------------------------------------------------
Utah - 0.4%                   2,600  Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.), VRDN,
                                     Series A, 3% due 5/15/2037 (l)                                                           2,600
-----------------------------------------------------------------------------------------------------------------------------------
Vermont - 0.2%                1,000  Vermont Educational and Health Buildings Financing Agency, Developmental and
                                     Mental Health Revenue Bonds (Howard Center for Human Services), Series A, 6.375%
                                     due 6/15/2022                                                                            1,055
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.3%               1,425  Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company),
                                     Series A, 5.875% due 6/01/2017                                                           1,524
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 8.2%             5,330  Energy Northwest, Washington, Electric Revenue Refunding Bonds, DRIVERS, Series
                                     248, 8.14% due 7/01/2018 (c)(m)                                                          6,420
                              3,510  Energy Northwest, Washington, Electric Revenue Refunding Bonds, DRIVERS, Series
                                     255, 8.637% due 7/01/2018 (h)(m)                                                         4,346
                              7,350  Energy Northwest, Washington, Electric Revenue Refunding Bonds, DRIVERS, Series
                                     256, 8.639% due 7/01/2017 (c)(m)                                                         9,145
                              2,400  Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing
                                     Project), 6.125% due 12/01/2032                                                          2,386
                              8,100  Washington State, GO, Trust Receipts, Class R, Series 6, 8.567% due 1/01/2014
                                     (i)(m)                                                                                   9,629
                             14,320  Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear
                                     Project Number 1), Series B, 7.125% due 7/01/2016                                       17,779
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 2.4%              4,200  Badger Tobacco Asset Securitization Corporation, Wisconsin, Asset-Backed Revenue
                                     Bonds, 6.125% due 6/01/2027                                                              4,405
                              1,765  Milwaukee, Wisconsin, Revenue Bonds (Air Cargo), AMT, 6.50% due 1/01/2025                1,851
                              5,000  Wisconsin State Health and Educational Facilities Authority, Mortgage Revenue
                                     Bonds (Hudson Memorial Hospital), 5.70% due 1/15/2029 (j)                                5,256
                              3,040  Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                     (Synergyhealth Inc.), 6% due 11/15/2032                                                  3,229
-----------------------------------------------------------------------------------------------------------------------------------
Wyoming - 2.1%                5,425  Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds (FMC Corporation
                                     Project), AMT, Series A, 7% due 6/01/2024                                                5,461
                              7,475  Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds (FMC Corporation
                                     Project), AMT, Series B, 6.90% due 9/01/2024                                             7,538
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands - 1.5%    8,000  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
                                     Coker Project), AMT, 6.50% due 7/01/2021                                                 9,021
===================================================================================================================================
                                     Total Investments (Cost - $881,967*) - 155.2%                                          942,717

                                     Liabilities in Excess of Other Assets - (0.2%)                                          (1,317)

                                     Preferred Stock, at Redemption Value - (55.0%)                                        (334,032)
                                                                                                                          ---------
                                     Net Assets Applicable to Common Stock - (100%)                                       $ 607,368
                                                                                                                          =========

MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2005                   (in Thousands)

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 882,040
                                                                      =========
      Gross unrealized appreciation                                   $  62,156
      Gross unrealized depreciation                                      (1,479)
                                                                      ---------
      Net unrealized appreciation                                     $  60,677
                                                                      =========

(a)   Prerefunded.
(b)   FNMA Collateralized.
(c)   MBIA Insured.
(d)   FNMA/GNMA Collateralized.
(e)   Escrowed to maturity.
(f)   FGIC Insured.
(g)   Radian Insured.
(h)   AMBAC Insured.
(i)   FSA Insured.
(j)   FHA Insured.
(k)   FHLMC Collateralized.
(l) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(m) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(n)   XL Capital Insured.

      Forward interest rate swaps outstanding as of November 30, 2005 were as follows:

      ------------------------------------------------------------------------------------------------------
                                                                                Notional         Unrealized
                                                                                 Amount         Appreciation
      ------------------------------------------------------------------------------------------------------
      Receive a variable rate equal to 7-Day Bond Market Association
         Municipal Swap Index Rate and pay a fixed rate of 3.852%

      Broker, JPMorgan Chase Bank
         Expires January 2016                                                   $43,500                  $31
      ------------------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniVest Fund, Inc


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniVest Fund, Inc

Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniVest Fund, Inc

Date: January 25, 2006


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    MuniVest Fund, Inc

Date: January 25, 2006